Portfolio of Investments
Columbia Global Equity Value Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Canada 2.1%
Alimentation Couche-Tard, Inc., Class B	240,190	7,891,208
Yamana Gold, Inc.	2,280,715	8,164,960
Total		16,056,168
China 0.6%
Tencent Holdings Ltd.	98,500	4,156,223
Finland 1.2%
UPM-Kymmene OYJ	263,844	8,814,122
France 4.1%
Aperam SA	145,303	4,347,114
AXA SA	597,879	16,266,629
BNP Paribas SA	182,103	10,209,009
Total		30,822,752
Ireland 2.1%
Medtronic PLC	138,647	15,443,889
Israel 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.(a)	3,823,690	3,189,879
Japan 8.2%
ITOCHU Corp.	555,000	12,118,040
Nippon Telegraph & Telephone Corp.	250,100	12,634,829
ORIX Corp.	821,101	13,459,599
Starts Corp., Inc.	176,200	4,276,081
Subaru Corp.	230,300	6,035,687
Takeda Pharmaceutical Co., Ltd.	324,628	13,226,346
Total		61,750,582
Netherlands 4.3%
ING Groep NV	683,748	7,862,967
Koninklijke Ahold Delhaize NV	289,363	7,452,962
NXP Semiconductors NV	83,279	9,625,387
Signify NV	250,686	7,477,871
Total		32,419,187
Norway 0.7%
BW LPG Ltd.	577,249	4,981,786
Puerto Rico 0.5%
Popular, Inc.	66,411	3,673,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	350,848	5,134,932
South Korea 1.7%
Hyundai Home Shopping Network Corp.	65,846	4,749,814
Youngone Corp.	258,674	7,795,004
Total		12,544,818
Spain 3.6%
ACS Actividades de Construccion y Servicios SA	285,326	11,091,482
Endesa SA	402,094	10,930,828
Tecnicas Reunidas SA(a)	201,075	4,900,079
Total		26,922,389
Sweden 0.7%
Hemfosa Fastigheter AB	426,499	5,201,886
United Kingdom 7.7%
BP PLC, ADR	303,333	11,350,721
BT Group PLC	2,858,413	7,076,696
Inchcape PLC	748,027	6,298,067
John Wood Group PLC	1,037,195	4,713,110
Just Group PLC(a)	5,097,452	4,368,021
Legal & General Group PLC	3,110,662	11,288,521
Royal Dutch Shell PLC, Class A	454,027	13,006,852
Total		58,101,988
United States 59.1%
Abbott Laboratories	152,663	13,045,053
Alexion Pharmaceuticals, Inc.(a)	12,774	1,455,470
Allstate Corp. (The)	107,197	11,936,386
Alphabet, Inc., Class C(a)	6,621	8,640,140
Ameren Corp.	148,980	11,073,683
American Electric Power Co., Inc.	177,045	16,173,061
American Tower Corp.	34,847	7,458,303
Bank of America Corp.	721,527	24,041,280
Baxter International, Inc.	107,084	8,777,675
BioMarin Pharmaceutical, Inc.(a)	23,126	1,866,499
Broadcom, Inc.	34,517	10,914,621
Chevron Corp.	133,493	15,636,035
Cigna Corp.	56,401	11,275,688
Columbia Global Equity Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cisco Systems, Inc.	383,958	17,397,137
Citigroup, Inc.	247,421	18,586,265
Colgate-Palmolive Co.	140,013	9,495,682
Delta Air Lines, Inc.	153,932	8,821,843
Discovery, Inc., Class A(a)	252,904	8,330,658
DISH Network Corp., Class A(a)	142,318	4,863,006
EOG Resources, Inc.	100,213	7,105,102
Equity LifeStyle Properties, Inc.	193,574	14,339,962
General Motors Co.	272,232	9,800,352
Home Depot, Inc. (The)	50,328	11,097,827
International Business Machines Corp.	58,275	7,835,074
JPMorgan Chase & Co.	217,749	28,690,608
KeyCorp	557,537	10,810,642
L3 Harris Technologies, Inc.	39,311	7,905,049
Lincoln National Corp.	164,730	9,727,306
Masco Corp.	144,705	6,736,018
MasterCard, Inc., Class A	27,411	8,010,316
Medical Properties Trust, Inc.	290,335	6,027,355
Microsoft Corp.	59,886	9,065,543
Mondelez International, Inc., Class A	206,078	10,827,338
Norfolk Southern Corp.	50,905	9,850,117
PepsiCo, Inc.	121,631	16,521,139
Philip Morris International, Inc.	168,120	13,942,192
Quotient Ltd.(a)	424,490	3,646,369
Spirit AeroSystems Holdings, Inc., Class A	87,012	7,569,174
T-Mobile U.S.A., Inc.(a)	95,518	7,502,939
Vertex Pharmaceuticals, Inc.(a)	13,221	2,931,757
Common Stocks (continued)
Issuer	Shares	Value ($)
Walt Disney Co. (The)	86,874	13,168,361
Xcel Energy, Inc.	171,928	10,571,853
Total		443,470,878
Total Common Stocks (Cost $606,207,804)		732,684,671

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
United States 1.6%
SPDR S&P 500 ETF Trust	37,751	11,865,517
Total Exchange-Traded Equity Funds (Cost $11,662,144)		11,865,517

Rights 0.0%
Issuer	Shares	Value ($)
United States 0.0%
DISH Network Corp.(a)	7,703	5,238
Total Rights (Cost $—)		5,238

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	3,834,107	3,834,107
Total Money Market Funds (Cost $3,833,724)		3,834,107
Total Investments in Securities (Cost $621,703,672)		748,389,533
Other Assets & Liabilities, Net		1,462,023
Net Assets		$749,851,556

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,646,000 EUR	2,948,656 USD	Morgan Stanley	12/19/2019	29,385	—
5,673,000 GBP	7,334,821 USD	Morgan Stanley	12/19/2019	—	(7,668)
1,030,158,000 JPY	9,510,979 USD	Morgan Stanley	12/19/2019	81,994	—
12,857,784,000 KRW	10,992,387 USD	Morgan Stanley	12/19/2019	101,150	—
26,780,000 NOK	2,935,209 USD	Morgan Stanley	12/19/2019	30,216	—
14,656,765 USD	21,358,000 AUD	Morgan Stanley	12/19/2019	—	(203,380)
6,055,593 USD	8,017,000 CAD	Morgan Stanley	12/19/2019	—	(18,871)
3,657,383 USD	3,608,000 CHF	Morgan Stanley	12/19/2019	—	(42,823)
3,729,908 USD	5,082,000 SGD	Morgan Stanley	12/19/2019	—	(13,373)
Total				242,745	(286,115)
2	Columbia Global Equity Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	7,405,911	63,008,316	(66,580,120)	3,834,107	222	383	105,546	3,834,107
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Equity Value Fund | Quarterly Report 2019	3